Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options	5 years	5 years	5 years
Minimum [Member]
Statement Line Items [Line Items]
Expected share price volatility	96.90%	66.60%	111.00%
Risk-free interest rate	2.04%	1.17%	0.68%
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility	101.00%	100.60%	113.00%
Risk-free interest rate	2.17%	1.80%	0.79%